Leases (Tables)	3 Months Ended
Jul. 31, 2026
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2027	519
2028	692
2029	674
2030	624
2031	489
More than 5 years	1,295
Total minimum lease payments	4,293
Less: imputed interest	(809)
Total present value of minimum lease payments	3,484
Less: Current portion	(483)
Non-current portion	3,001

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

The nature of the Company’s leases by type of right-of-use asset as at July 31, 2026, is as follows:

Right-of-use assets

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	1	7.4 years	7.4 years	—	—	1	1
Lab equipment	3	3.5 - 3.8 years	3.7 years	—	3	3	3
Automobiles	9	1.9 - 4.2 years	3.0 years	—	—	9	9

Schedule of Lease Payments Not Recognized Liability	Expense relating to payments not included in the measurement of the lease liability during the three months ended July 31, 2026, and 2025 are as follows:

(in thousands)	2026 $	2025 $
Leases of low value assets	6	6
Variable lease payments	125	125
	131	131